Prepayments, Receivables and Other Assets - Schedule of Prepayments, Receivables and Other Assets (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Prepayments, Receivables and Other Assets [Abstract]
Receivable from a third-party company	$ 428,922	$ 416,880
Other prepayments and receivables	276,508	83,634
Total prepayments, receivables and other assets	705,430	500,514
Less: allowance for doubtful accounts	(482,423)	(468,880)
Prepayments, receivables and other assets, net	$ 223,007	$ 31,634